Note 10 - Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Goodwill [Table Text Block]
	Commercial	Residential
	Real Estate	Property	Property
	Services	Management	Services	Consolidated

Balance, December 31, 2010	$152,818	$140,892	$86,147	$379,857
Goodwill acquired during the period	279	19,748	-	20,027
Other items	(289)	(787)	(215)	(1,291)
Foreign exchange	(2,093)	(911)	(102)	(3,106)
Balance, December 31, 2011	150,715	158,942	85,830	395,487
Goodwill acquired during the period	2,667	2,074	155	4,896
Other items	(243)	(227)	-	(470)
Foreign exchange	2,169	462	101	2,732
Balance, December 31, 2012	155,308	161,251	86,086	402,645
Goodwill	184,891	161,251	86,086	432,228
Accumulated impairment loss	(29,583)	-	-	(29,583)
	$155,308	$161,251	$86,086	$402,645